Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 3.7%
Security	Principal Amount (000's omitted)	Value
Hospital — 2.3%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 885,003
CommonSpirit Health, 3.347%, 10/1/29	1,930	1,950,872
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	6,288,266
Tower Health, 4.451%, 2/1/50	3,910	3,294,175
		$ 12,418,316
Insured - Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$2,410	$ 2,734,856
		$ 2,734,856
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 4,448,714
		$ 4,448,714
Total Corporate Bonds (identified cost $19,368,573)		$ 19,601,886

Tax-Exempt Municipal Obligations — 142.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Delaware Valley Regional Finance Authority, PA, 5.75%,7/1/32	$1,000	$ 1,338,420
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%,1/1/32	355	436,828
Texas Water Development Board, 4.00%,10/15/37(2)	8,125	9,291,506
		$ 11,066,754
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%,12/31/23(4)	$630	$ 157,552
		$ 157,552
Education — 10.2%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%,7/15/49(1)	$1,115	$ 1,233,536
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%,7/15/50(1)	430	442,410
Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%,6/15/51	$100	$ 103,609
California State University, 5.00%,11/1/41(2)	13,000	14,717,691
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	378,511
5.375%, 6/15/48(1)	655	697,830
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%,8/1/55	325	365,251
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	425	489,320
5.00%, 7/1/49	390	442,556
District of Columbia, (KIPP DC):
4.00%, 7/1/39	240	261,130
4.00%, 7/1/44	230	247,604
4.00%, 7/1/49	335	358,430
District of Columbia, (Rocketship DC Obligated Group), 5.00%,6/1/56(1)	2,165	2,327,916
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%,6/1/48(1)	250	271,010
Massachusetts Development Finance Agency, (Boston College), 5.00%,7/1/42(2)	950	1,106,997
Massachusetts Development Finance Agency, (Boston University), 6.00%,5/15/59	5,580	7,271,131
Massachusetts Development Finance Agency, (Northeastern University), 5.00%,3/1/33	770	823,738
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%,10/1/37	1,000	1,118,690
Massachusetts Development Finance Agency, (Williams College), 5.00%,7/1/46(2)	3,000	3,411,750
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%,6/1/35	1,640	2,201,438
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 7/1/29(2)	2,825	3,334,460
5.00%, 7/1/31(2)	1,875	2,212,631
Pennsylvania State University, 5.00%,9/1/42(2)	3,250	3,792,035
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	250	253,875
5.00%, 4/1/40(1)	755	845,932
5.00%, 4/1/50(1)	380	420,934
5.50%, 4/1/32	165	165,662
5.75%, 4/1/42	415	416,747

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%,9/15/46(2)	$2,525	$ 3,008,891
University of Michigan, 5.00%,4/1/48(2)	1,500	1,781,730
		$ 54,503,445
Electric Utilities — 3.0%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%,7/1/39	$3,040	$ 3,142,630
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%,7/1/46(2)	9,000	9,674,730
New York Power Authority, 4.00%,11/15/60	3,000	3,305,640
		$ 16,123,000
Escrowed/Prerefunded — 3.8%
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%,Prerefunded to 8/15/23, 8/15/52(2)	$10,000	$ 10,571,600
Detroit, MI, Sewage Disposal System, 5.25%,Prerefunded to 7/1/22, 7/1/39	1,860	1,888,663
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%,Prerefunded to 7/1/24, 7/1/39	175	189,875
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%,Prerefunded to 5/1/23, 5/1/28	100	105,092
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%,Prerefunded to 7/1/22, 7/1/44	1,250	1,267,812
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%,Prerefunded to 6/1/22, 6/1/32	250	252,723
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%,Prerefunded to 7/1/23, 7/1/31	205	216,451
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%,Prerefunded to 1/1/24, 1/1/38	4,960	5,477,725
		$ 19,969,941
General Obligations — 19.7%
Allegheny County, PA, 5.00%,11/1/43(2)	$2,875	$ 3,429,990
Boston, MA, 5.00%,5/1/38(2)	3,000	3,601,500
Chicago Board of Education, IL, 5.00%,12/1/42	8,160	8,353,882
Chicago, IL:
5.00%, 1/1/44	1,000	1,124,460
5.75%, 1/1/33	1,500	1,729,965
Cleveland, OH, 5.00%,12/1/43(2)	2,775	3,257,683
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI:
5.50%, 4/1/33	$470	$ 570,237
5.50%, 4/1/34	330	400,026
5.50%, 4/1/37	465	562,041
5.50%, 4/1/39	645	776,909
Forest Hills Local School District, OH, 5.00%,12/1/46(2)	2,775	2,999,692
Illinois:
5.00%, 11/1/23	1,000	1,060,480
5.00%, 5/1/33	5,000	5,326,100
5.00%, 5/1/35	1,415	1,504,286
5.00%, 12/1/42	3,020	3,364,038
5.50%, 5/1/39	290	346,385
5.75%, 5/1/45	295	354,038
Jackson Public Schools, MI, 5.00%,5/1/48(2)	2,850	3,300,072
Leander Independent School District, TX, (PSF Guaranteed), 0.00%,Prerefunded to 8/15/24, 8/15/39	17,900	8,463,836
Massachusetts, 5.00%,9/1/38(2)	14,500	17,358,965
Ohio, 5.00%,2/1/37(2)	2,775	3,123,207
Pennsylvania, 5.00%,3/1/32(2)	2,250	2,692,125
Peters Township School District, PA, 5.00%,9/1/40(2)	2,750	3,273,930
Shoreline School District No. 412, WA, 4.00%,6/1/38(2)	7,200	8,214,984
State College Area School District, PA, 5.00%,5/15/44(2)	3,100	3,660,573
Township High School District No. 203, IL, 2.00%,12/15/34	2,480	2,415,371
Trenton Public Schools, MI, 5.00%,5/1/42(2)	2,850	3,352,512
Upper Arlington City School District, OH, 5.00%,Prerefunded to 12/1/27, 12/1/48(2)	2,775	3,316,708
Walled Lake Consolidated School District, MI, 5.00%,Prerefunded to 11/1/23, 5/1/34	365	388,353
Will County, IL, 5.00%,Prerefunded to 11/15/25, 11/15/45(2)	5,625	6,351,581
		$ 104,673,929
Hospital — 16.2%
Allen County, OH, (Mercy Health), 4.00%,8/1/47(2)	$1,000	$ 1,086,090
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%,11/1/50	2,345	2,461,242
California Health Facilities Financing Authority, (City of Hope), 4.00%,11/15/45(2)	6,800	7,614,776
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%,2/15/42	1,985	2,059,676
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%,8/1/44	1,185	1,284,895
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%,9/1/50	2,125	2,374,241

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%,7/1/45	$310	$ 327,041
Franklin County, OH, (Trinity Health Credit Group), 5.00%,12/1/47(2)	2,800	3,221,428
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%,5/15/34	250	269,490
Hamilton County, OH, (UC Health), 4.00%,9/15/50	1,665	1,831,550
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%,7/1/45	250	276,180
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	735	810,609
5.00%, 6/1/39	610	726,559
Massachusetts Development Finance Agency, (Children's Hospital), 5.00%,Prerefunded to 10/1/24, 10/1/46(2)	10,000	10,933,100
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%,7/1/47(2)	3,550	4,015,050
Michigan Finance Authority, (Henry Ford Health System), 4.00%,11/15/50	2,460	2,686,861
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%,12/1/42(2)	2,850	3,293,944
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 3.00%,6/1/50	1,500	1,457,580
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%,7/1/27	100	100,382
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%,Prerefunded to 7/1/23, 7/1/31	45	47,391
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%,7/1/39(2)	3,425	3,888,950
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%,7/1/45	1,595	1,658,274
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%,12/1/36(1)	800	917,520
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	583,317
5.00%, 1/15/29	165	170,424
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	425	498,347
5.25%, 8/15/43	4,770	5,646,440
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%,8/15/42(2)	5,250	5,734,837
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	$875	$ 909,475
5.50%, 12/1/43	750	794,340
Tampa, FL, (BayCare Health System), 4.00%,11/15/46(2)	10,000	10,705,500
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%,11/15/45(2)	6,200	6,999,056
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%,Prerefunded to 6/1/23, 6/1/38	1,000	1,054,240
		$ 86,438,805
Housing — 1.0%
California Municipal Finance Authority, (CityView Apartments), Sustainability Bonds, 4.00%,11/1/36(1)	$2,100	$ 2,133,600
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%,12/1/56(1)	2,325	1,967,764
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%,7/1/50	725	832,300
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%,9/1/38	385	396,361
Texas Student Housing Corp., (University of Northern Texas), 6.85%,7/1/31	180	175,036
		$ 5,505,061
Industrial Development Revenue — 6.2%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%,9/15/27	$555	$ 556,687
George L. Smith II Georgia World Congress Center Authority, 4.00%,1/1/54	1,000	1,022,260
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.00%,7/1/41	3,200	3,308,928
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%,7/15/41	360	372,312
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125%, to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,180,447
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,580	1,605,106
(AMT), 4.875%, 11/1/42(1)	1,740	1,773,251
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	25	25,632
(AMT), 5.25%, 9/15/29	4,815	4,933,449
(AMT), 5.50%, 6/1/33	750	789,323
(AMT), 5.625%, 11/15/30	2,720	2,920,954

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	$6,845	$ 7,337,566
(AMT), 5.00%, 10/1/40	3,295	3,800,750
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%,3/1/31	1,000	1,264,960
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%,1/1/38(1)	1,525	1,649,211
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625%, to 4/3/28 (Put Date), 4/1/36(1)	300	335,418
		$ 32,876,254
Insured - Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%,5/1/39	$1,000	$ 1,402,250
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%,9/1/32(2)	1,365	1,796,381
		$ 3,198,631
Insured - Electric Utilities — 1.7%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 633,327
(NPFG), 0.00%, 11/15/38	2,000	1,230,800
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	815	773,264
(NPFG), 0.00%, 2/15/26	3,000	2,783,160
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,595,129
(NPFG), 5.25%, 7/1/32	250	264,745
(NPFG), 5.25%, 7/1/34	1,445	1,532,191
		$ 8,812,616
Insured - Escrowed/Prerefunded — 0.8%
Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%,Prerefunded to 10/1/23, 10/1/38	$500	$ 533,530
Canal Winchester Local School District, OH, (NPFG), 0.00%,12/1/30	2,455	2,023,705
Livonia Public Schools, MI, (AGM), 5.00%,Prerefunded to 5/1/23, 5/1/43	910	952,943
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%,Prerefunded to 4/1/23, 4/1/34	500	523,115
		$ 4,033,293
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.3%
Detroit School District, MI, (AGM), 5.25%,5/1/32	$300	$ 385,053
Massachusetts, (AMBAC), 5.50%,8/1/30	1,000	1,280,230
		$ 1,665,283
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%,7/1/24	$250	$ 276,240
		$ 276,240
Insured - Lease Revenue / Certificates of Participation — 0.3%
Kentucky State University, (BAM), 4.00%,11/1/46	$440	$ 493,482
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%,9/1/28	1,000	1,211,870
		$ 1,705,352
Insured - Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%,11/15/34	$4,210	$ 2,503,098
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%,1/1/42	590	856,633
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/36	780	796,988
(AGM), 3.00%, 3/1/49	1,690	1,643,474
		$ 5,800,193
Insured - Special Tax Revenue — 3.8%
Garden State Preservation Trust, NJ, (AGM), 0.00%,11/1/25	$5,250	$ 4,893,735
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%,1/1/29	1,000	1,223,290
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%,10/1/37	20,700	11,829,429
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	688,970
(AGC), 0.00%, 7/1/27	2,020	1,779,378
		$ 20,414,802
Insured - Transportation — 5.2%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%,10/1/33	$12,425	$ 9,204,563
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%,1/1/46	905	979,753
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%,1/1/43	935	967,716

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement):
(AGM), (AMT), 5.00%, 1/1/31	$850	$ 904,358
(AGM), (AMT), 5.125%, 1/1/39	1,500	1,596,765
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%,12/15/28	2,400	2,025,672
New York Thruway Authority, (AGM), 3.00%,1/1/46	2,555	2,556,507
Ohio Turnpike Commission:
(NPFG), 5.50%, 2/15/24	685	727,573
(NPFG), 5.50%, 2/15/26	1,000	1,135,090
Pennsylvania Turnpike Commission, (AGM), 6.375%,12/1/38	2,500	3,136,125
Philadelphia Parking Authority, PA, (AMBAC), 5.25%,2/15/29	1,005	1,008,980
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%,7/1/46	720	782,402
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%,7/1/41	2,610	2,715,157
		$ 27,740,661
Insured - Water and Sewer — 6.4%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%,10/1/35(2)	$17,985	$ 20,756,129
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/34	6,000	2,977,260
(AGM), 0.00%, 10/1/35	6,680	3,104,062
(AGM), 0.00%, 10/1/36	7,000	3,046,050
(AGM), 5.00%, 10/1/44	3,750	4,041,300
		$ 33,924,801
Lease Revenue/Certificates of Participation — 0.6%
Michigan State Building Authority, 5.00%,10/15/51(2)	$2,850	$ 3,174,074
		$ 3,174,074
Other Revenue — 1.5%
Central Falls Detention Facility Corp., RI, 7.25%,7/15/35(5)	$1,925	$ 346,500
Kalispel Tribe of Indians, WA, Series A, 5.25%,1/1/38(1)	485	556,261
Mercer County Improvement Authority, NJ, 4.00%,3/15/40	700	788,424
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%,6/15/52(6)	4,000	4,190,160
Military Installation Development Authority, UT, 4.00%,6/1/41	500	477,965
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Morongo Band of Mission Indians, CA, 5.00%,10/1/42(1)	$890	$ 1,015,517
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%,12/1/27	660	661,089
		$ 8,035,916
Senior Living/Life Care — 8.2%
California Public Finance Authority, (Enso Village), Green Bonds:
3.125%, 5/15/29(1)	$230	$ 230,543
5.00%, 11/15/56(1)	225	246,238
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%,11/15/50	215	230,020
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%,5/15/58	1,510	1,528,769
District of Columbia, (Ingleside at Rock Creek), 5.00%,7/1/32	265	280,709
Florida Development Finance Corp., (Mayflower Retirement Community), 4.00%,6/1/41(1)	1,040	1,097,564
Franklin County, OH, (Friendship Village of Dublin), 5.00%,11/15/44	650	689,384
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%,5/15/55	1,055	1,143,156
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%,7/1/32	725	780,716
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%,11/15/44	1,750	1,972,005
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	874,068
5.00%, 11/15/38(1)	545	612,575
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%,10/1/57(1)	310	331,247
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%,1/1/38	3,715	3,945,627
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%,10/1/44	1,480	1,552,120
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%,12/1/51	2,710	2,718,537
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	799,765
5.625%, 7/1/46(1)	465	481,842
5.75%, 7/1/54(1)	1,270	1,318,946
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%,11/1/55	1,325	1,386,202

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	$200	$ 216,738
5.00%, 7/1/33	125	135,250
5.00%, 7/1/34	130	140,496
5.00%, 7/1/39	425	456,633
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%,5/15/53	1,255	1,361,010
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/39	740	766,581
7.50%, 6/1/49	3,650	3,783,334
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%,6/1/41(6)	1,845	1,820,498
Public Finance Authority, WI, (Penick Village), 5.00%,9/1/39(1)	775	809,953
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%,7/1/25(1)	145	147,372
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%,11/15/41	2,665	3,023,336
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%,10/1/44	4,250	4,518,217
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/38	715	756,391
4.00%, 12/1/46	665	687,776
4.00%, 12/1/56	570	581,047
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%,7/1/33	275	291,607
Washington Housing Finance Commission, (Transforming Age), 5.00%,1/1/39(1)	750	799,163
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%,1/1/57	1,000	1,000,620
		$ 43,516,055
Special Tax Revenue — 17.9%
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(2)	$550	$ 652,003
5.00%, 10/1/43(2)	2,200	2,593,778
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(2)	1,400	1,677,858
5.00%, 6/1/43(2)	1,400	1,666,140
Maryland Economic Development Corp., (Port Covington), 4.00%,9/1/50	275	287,845
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%,11/15/46(2)	$4,100	$ 4,696,714
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%,6/1/47(2)	3,000	3,465,840
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	90	0
5.35%, 5/1/38(5)	35	0
5.75%, 5/1/38	130	131,254
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	3,090	3,447,235
4.00%, 8/1/39(2)	6,500	7,051,265
5.00%, 8/1/39(2)	12,400	13,405,392
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%,3/15/34(2)	10,000	11,021,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%,3/15/43(2)	14,100	16,562,424
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%,3/15/45(2)	5,600	6,110,272
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%,12/1/44(2)	3,250	3,937,310
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	163	155,127
0.00%, 7/1/27	251	222,504
0.00%, 7/1/29	246	206,087
0.00%, 7/1/31	316	246,787
0.00%, 7/1/33	357	260,010
0.00%, 7/1/46	3,403	1,105,499
0.00%, 7/1/51	2,773	652,709
4.329%, 7/1/40	1,347	1,475,005
4.50%, 7/1/34	238	257,261
4.536%, 7/1/53	36	39,371
4.784%, 7/1/58	538	595,017
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	223	213,398
Series A2, 5.80%, 5/1/35	165	128,388
Sterling Hill Community Development District, FL, 6.20%,5/1/35	552	331,064
Texas Transportation Commission, 5.00%,Prerefunded to 4/1/24, 4/1/33(2)	10,000	10,776,200
Tolomato Community Development District, FL, 3.25%,5/1/40	1,900	1,838,972
		$ 95,209,729

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%,12/1/43	$740	$ 751,093
		$ 751,093
Transportation — 19.9%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%,11/1/30	$1,000	$ 1,063,460
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%,1/1/44(2)	4,275	4,778,937
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(2)	1,825	2,117,146
5.00%, 7/1/47(2)	6,525	7,519,345
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%,1/1/49(1)	4,380	4,722,604
Hawaii, Airports System Revenue, (AMT), 5.00%,7/1/43(2)	8,850	10,192,722
Illinois Toll Highway Authority, 4.00%,1/1/44(2)	8,000	8,869,280
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%,11/15/55	3,000	3,504,090
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37	295	332,020
(AMT), 4.00%, 10/1/38	370	415,554
(AMT), 4.00%, 10/1/41	295	329,497
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%,10/1/47	750	836,730
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/38	750	811,118
4.00%, 11/1/39	750	809,768
5.00%, 11/1/44	11,000	12,607,650
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%,6/15/44	2,060	2,340,963
New Jersey Turnpike Authority, 4.00%,1/1/51	1,500	1,665,735
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,255	1,336,663
(AMT), 5.00%, 7/1/46	1,230	1,312,668
(AMT), 5.25%, 1/1/50	1,055	1,123,659
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%,11/1/41	3,860	3,945,460
Port Authority of New York and New Jersey:
5.00%, 10/15/42(2)	6,250	7,238,187
(AMT), 4.00%, 9/1/33(2)	7,200	7,577,496
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
(AMT), 4.50%, 4/1/37(2)	$8,500	$ 8,524,395
Port of New Orleans, LA, (AMT), 5.00%,4/1/40	2,115	2,494,241
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	160	176,758
4.00%, 12/31/38	295	325,102
4.00%, 12/31/39	155	170,520
5.00%, 12/31/35	205	243,333
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%,6/30/58	2,720	3,109,966
Texas Transportation Commission, 0.00%,8/1/37	725	404,681
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/39	750	375,870
5.00%, 8/15/42	640	690,682
Virginia Small Business Financing Authority, (95 Express Lanes LLC), (AMT), 4.00%,1/1/48	1,215	1,316,452
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC), (AMT), 4.00%,1/1/37(6)	2,500	2,712,325
		$ 105,995,077
Water and Sewer — 11.9%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/40(2)	$10,000	$ 11,096,300
5.00%, 11/1/43(2)	6,250	7,351,062
5.00%, 11/1/47(2)	14,100	16,570,320
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%,10/1/43(2)	9,550	10,878,978
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%,1/1/48(2)	2,500	2,894,050
Massachusetts Water Resources Authority, Green Bonds, 5.00%,Prerefunded to 8/1/26, 8/1/40(2)	3,000	3,460,200
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%,7/1/34	4,130	4,465,149
Sussex County Municipal Utilities Authority, NJ, 0.00%,12/1/36	1,250	804,688
Texas Water Development Board, 4.00%,10/15/47(2)	5,500	6,095,045
		$ 63,615,792
Total Tax-Exempt Municipal Obligations (identified cost $709,240,651)		$ 759,184,349

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), , , 5.00%, 12/31/23(4)	$234	$ 58,404
		$ 58,404
General Obligations — 2.8%
Atlantic City, NJ, , , 7.50%, 3/1/40	$6,880	$ 9,265,984
Chicago, IL:
7.75%, 1/1/42	2,424	2,715,171
Prerefunded to 1/1/25, 7.75%, 1/1/42	2,394	2,788,483
		$ 14,769,638
Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), , , 6.00%, 12/1/24	$6,000	$ 6,595,080
		$ 6,595,080
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), , 3.158%, 12/1/41	$2,745	$ 2,776,678
		$ 2,776,678
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/32	$1,285	$ 908,957
(AMBAC), 0.00%, 10/1/33	1,000	676,780
		$ 1,585,737
Special Tax Revenue — 0.4%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$525	$ 517,645
3.72%, 9/1/27(1)	1,370	1,344,230
		$ 1,861,875
Student Loan — 0.0%(3)
Massachusetts Educational Financing Authority, , , 4.70%, 1/1/30	$155	$ 166,986
		$ 166,986
Security	Principal Amount (000's omitted)	Value
Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, , , 5.754%, 12/15/28(7)	$750	$ 858,240
		$ 858,240
Total Taxable Municipal Obligations (identified cost $24,661,592)		$ 28,672,638
Total Investments — 151.7% (identified cost $753,270,816)		$ 807,458,873
Other Assets, Less Liabilities — (51.7)%		$(275,184,524)
Net Assets — 100.0%		$ 532,274,349
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $38,788,518 or 7.3% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(6)	When-issued security.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At February 28, 2022, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	14.0%
Others, representing less than 10% individually	83.6%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.3% of total investments.

Eaton Vance
Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
The Trust did not have any open derivative instruments at February 28, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 19,601,886	$ —	$ 19,601,886
Tax-Exempt Municipal Obligations	—	759,184,349	—	759,184,349
Taxable Municipal Obligations	—	28,672,638	—	28,672,638
Total Investments	$ —	$807,458,873	$ —	$807,458,873
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.